Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Impairments	$ 12,829	$ 0
Restructuring, acquisition, integration and other, net	44,768	27,762	$ 151,039
Affiliated Entity
Related Party Transaction [Line Items]
Customer advances held		4,300
Affiliated Entity | 2022 Restructuring Plan
Related Party Transaction [Line Items]
Impairments	$ 12,800
Notes Receivable from Related Party | Affiliated Entity
Related Party Transaction [Line Items]
Interest rate on loans to related parties	10.00%
Notes Receivable from Related Party | Affiliated Entity | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Loans to related parties	$ 10,600	$ 10,000
Write-Off of Advances to Suppliers | Affiliated Entity
Related Party Transaction [Line Items]
Restructuring, acquisition, integration and other, net	$ 4,600